Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001350487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011

WisdomTree Total Dividend Fund
WisdomTree Total Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Total Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Total Dividend Fund
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Total Dividend Fund	29	90	157	356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Dividend Index is a fundamentally-weighted index that defines the dividend-paying portion of the U.S. stock market. The Index measures the performance of U.S. companies, listed on the NYSE, AMEX or NASDAQ Global Market, that pay regular cash dividends and that meet other liquidity and capitalization requirements established by WisdomTree Investments, Inc., which include the following: (i) Companies must pay regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Companies need to have a market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Companies need to have exhibited an average daily dollar volume of at least  $100,000 for three months preceding the Screening Point. The Index is dividend weighted at the annual reconstitution in December to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The Index was established with a base value of 300 as May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the WisdomTree Dividend Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 7.69%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.30%	3Q/2009
Lowest Return	(21.87)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Total Dividend Fund	[1]	16.20%	1.29%	Jun 16, 2006
WisdomTree Total Dividend Fund Return After Taxes on Distributions		14.95%	0.23%	Jun 16, 2006
WisdomTree Total Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		10.46%	0.47%	Jun 16, 2006
WisdomTree Total Dividend Fund Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		16.93%	2.72%
WisdomTree Total Dividend Fund WisdomTree Dividend Index (reflects no deduction for fees, expenses, or taxes)		17.31%	1.78%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Total Dividend Fund | WisdomTree Total Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	356
Annual Return 2007	rr_AnnualReturn2007	1.34%
Annual Return 2008	rr_AnnualReturn2008	(35.16%)
Annual Return 2009	rr_AnnualReturn2009	19.97%
Annual Return 2010	rr_AnnualReturn2010	16.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
1 Year	rr_AverageAnnualReturnYear01	16.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree Total Dividend Fund | WisdomTree Total Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Total Dividend Fund | WisdomTree Total Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Total Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Total Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Dividend Index is a fundamentally-weighted index that defines the dividend-paying portion of the U.S. stock market. The Index measures the performance of U.S. companies, listed on the NYSE, AMEX or NASDAQ Global Market, that pay regular cash dividends and that meet other liquidity and capitalization requirements established by WisdomTree Investments, Inc., which include the following: (i) Companies must pay regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Companies need to have a market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Companies need to have exhibited an average daily dollar volume of at least  $100,000 for three months preceding the Screening Point. The Index is dividend weighted at the annual reconstitution in December to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The Index was established with a base value of 300 as May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the WisdomTree Dividend Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the WisdomTree Dividend Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 7.69%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.30%	3Q/2009
Lowest Return	(21.87)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Total Dividend Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
WisdomTree Total Dividend Fund | WisdomTree Dividend Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%

[1]	Based on NAV

WisdomTree Equity Income Fund
WisdomTree Equity Income Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Equity Income Fund
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Equity Income Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Equity Income Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Equity Income Index is a fundamentally weighted index that measures the performance of companies with high dividend yields selected from the WisdomTree Dividend Index. At the Index measurement date, companies within the WisdomTree Dividend Index with market capitalizations of at least  $200 million and average daily trading volumes of at least  $200,000 for the prior three months are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The Index was established with a base value of 200 as of May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the WisdomTree Equity Income Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 8.31%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.68%	3Q/2009
Lowest Return	(25.85)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Equity Income Fund	[1]	17.63%	(1.38%)	Jun 16, 2006
WisdomTree Equity Income Fund Return After Taxes on Distributions		15.84%	(2.79%)	Jun 16, 2006
WisdomTree Equity Income Fund Return After Taxes on Distributions and Sale of Fund Shares		11.36%	(1.98%)	Jun 16, 2006
WisdomTree Equity Income Fund Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		15.51%	0.49%
WisdomTree Equity Income Fund WisdomTree Equity Income Index (reflects no deduction for fees, expenses, or taxes)		18.16%	(1.12%)
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Equity Income Fund | WisdomTree Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Annual Return 2007	rr_AnnualReturn2007	(4.42%)
Annual Return 2008	rr_AnnualReturn2008	(39.34%)
Annual Return 2009	rr_AnnualReturn2009	17.70%
Annual Return 2010	rr_AnnualReturn2010	17.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.85%)
1 Year	rr_AverageAnnualReturnYear01	17.63%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree Equity Income Fund | WisdomTree Equity Income Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Equity Income Fund | WisdomTree Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Equity Income Index is a fundamentally weighted index that measures the performance of companies with high dividend yields selected from the WisdomTree Dividend Index. At the Index measurement date, companies within the WisdomTree Dividend Index with market capitalizations of at least  $200 million and average daily trading volumes of at least  $200,000 for the prior three months are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The Index was established with a base value of 200 as of May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the WisdomTree Equity Income Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the WisdomTree Equity Income Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 8.31%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.68%	3Q/2009
Lowest Return	(25.85)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
WisdomTree Equity Income Fund | WisdomTree Equity Income Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.12%)

[1]	Based on NAV

WisdomTree Dividend ex-Financials Fund
WisdomTree Dividend ex-Financials Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Dividend ex-Financials Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Dividend ex-Financials Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Dividend ex-Financials Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Dividend Ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Index is comprised of the 10 highest dividend-yielding companies in each sector, selected from three hundred largest companies by market value in the WisdomTree Dividend Index outside financials. The Dividend ex-Financials Index is the only one of the Domestic Dividend Indexes that is not weighted by the dollar value of cash dividends to be paid. A component company's weight in the Dividend ex-Financials Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least  $100,000 for three months preceding the Screening Point.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Dividend Top 100 Fund, and tracked the performance of the WisdomTree Dividend Top 100 Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 8.89%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.77%	2Q/2009
Lowest Return	(24.23)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Dividend ex-Financials Fund	[1]	21.37%	2.84%	Jun 16, 2006
WisdomTree Dividend ex-Financials Fund Return After Taxes on Distributions		19.84%	1.50%	Jun 16, 2006
WisdomTree Dividend ex-Financials Fund Return After Taxes on Distributions and Sale of Fund Shares		13.80%	1.61%	Jun 16, 2006
WisdomTree Dividend ex-Financials Fund Dow Jones U.S. Select Dividend IndexSM (reflects no deduction for fees, expenses, or taxes)		18.32%	(0.20%)
WisdomTree Dividend ex-Financials Fund WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index (reflects no deduction for fees, expenses, or taxes)	[2]	22.01%	3.23%
[1]	Based on NAV
[2]	Reflects performance of the WisdomTree Dividend Top 100 Index through May 7, 2009 and the WisdomTree Dividend ex-Financials Index thereafter.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Dividend ex-Financials Fund | WisdomTree Dividend ex-Financials Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Annual Return 2007	rr_AnnualReturn2007	0.11%
Annual Return 2008	rr_AnnualReturn2008	(36.61%)
Annual Return 2009	rr_AnnualReturn2009	26.05%
Annual Return 2010	rr_AnnualReturn2010	21.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.23%)
1 Year	rr_AverageAnnualReturnYear01	21.37%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree Dividend ex-Financials Fund | WisdomTree Dividend ex-Financials Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Dividend ex-Financials Fund | WisdomTree Dividend ex-Financials Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.80%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Dividend ex-Financials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Dividend ex-Financials Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Dividend Ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Index is comprised of the 10 highest dividend-yielding companies in each sector, selected from three hundred largest companies by market value in the WisdomTree Dividend Index outside financials. The Dividend ex-Financials Index is the only one of the Domestic Dividend Indexes that is not weighted by the dollar value of cash dividends to be paid. A component company's weight in the Dividend ex-Financials Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least  $100,000 for three months preceding the Screening Point.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Dividend Top 100 Fund, and tracked the performance of the WisdomTree Dividend Top 100 Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 8.89%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.77%	2Q/2009
Lowest Return	(24.23)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Dividend ex-Financials Fund | Dow Jones U.S. Select Dividend IndexSM (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
WisdomTree Dividend ex-Financials Fund | WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%	[2]

[1]	Based on NAV
[2]	Reflects performance of the WisdomTree Dividend Top 100 Index through May 7, 2009 and the WisdomTree Dividend ex-Financials Index thereafter.

WisdomTree LargeCap Dividend Fund
WisdomTree LargeCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree LargeCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree LargeCap Dividend Fund
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree LargeCap Dividend Fund	29	90	157	356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Dividend Index is a fundamentally weighted index that measures the performance of the large-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree Dividend Index. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least  $100,000 for three months preceding the Screening Point. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The Index was established with a base value of 200 as of

May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 7.79%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.79%	2Q/2009
Lowest Return	(21.37)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree LargeCap Dividend Fund	[1]	15.00%	0.88%	Jun 16, 2006
WisdomTree LargeCap Dividend Fund Return After Taxes on Distributions		13.84%	(0.12%)	Jun 16, 2006
WisdomTree LargeCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		9.69%	0.16%	Jun 16, 2006
WisdomTree LargeCap Dividend Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.27%
WisdomTree LargeCap Dividend Fund WisdomTree LargeCap Dividend Index (reflects no deduction for fees, expenses, or taxes)		15.58%	1.28%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree LargeCap Dividend Fund | WisdomTree LargeCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	356
Annual Return 2007	rr_AnnualReturn2007	2.79%
Annual Return 2008	rr_AnnualReturn2008	(35.86%)
Annual Return 2009	rr_AnnualReturn2009	18.22%
Annual Return 2010	rr_AnnualReturn2010	15.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
1 Year	rr_AverageAnnualReturnYear01	15.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree LargeCap Dividend Fund | WisdomTree LargeCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree LargeCap Dividend Fund | WisdomTree LargeCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree LargeCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree LargeCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Dividend Index is a fundamentally weighted index that measures the performance of the large-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree Dividend Index. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least  $100,000 for three months preceding the Screening Point. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The Index was established with a base value of 200 as of

May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 7.79%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.79%	2Q/2009
Lowest Return	(21.37)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree LargeCap Dividend Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
WisdomTree LargeCap Dividend Fund | WisdomTree LargeCap Dividend Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%

[1]	Based on NAV

WisdomTree MidCap Dividend Fund
WisdomTree MidCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree MidCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree MidCap Dividend Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree MidCap Dividend Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree MidCap Dividend Index is a fundamentally weighted index that measures the performance of the mid-capitalization segment of the U.S. dividend-paying market. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least  $100,000 for three months preceding the Screening Point. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. This Index was established with a base value of 200 on May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investments in Real Estate and REITs. The Fund invests a relatively large percentage of its assets in the real estate sector of the market and, as such, is particularly sensitive to risks to the real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Utilities Investing. The Fund invests substantially all of its assets in the utilities sector of the market and, as such, is particularly sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 8.61%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.96%	3Q/2009
Lowest Return	(24.64)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree MidCap Dividend Fund	[1]	21.69%	3.57%	Jun 16, 2006
WisdomTree MidCap Dividend Fund Return After Taxes on Distributions		20.41%	2.38%	Jun 16, 2006
WisdomTree MidCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		14.03%	2.31%	Jun 16, 2006
WisdomTree MidCap Dividend Fund S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)		26.64%	6.13%
WisdomTree MidCap Dividend Fund WisdomTree MidCap Dividend Index (reflects no deduction for fees, expenses, or taxes)		22.71%	3.31%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree MidCap Dividend Fund | WisdomTree MidCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Annual Return 2007	rr_AnnualReturn2007	(5.49%)
Annual Return 2008	rr_AnnualReturn2008	(32.64%)
Annual Return 2009	rr_AnnualReturn2009	32.05%
Annual Return 2010	rr_AnnualReturn2010	21.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.64%)
1 Year	rr_AverageAnnualReturnYear01	21.69%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree MidCap Dividend Fund | WisdomTree MidCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree MidCap Dividend Fund | WisdomTree MidCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree MidCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree MidCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree MidCap Dividend Index is a fundamentally weighted index that measures the performance of the mid-capitalization segment of the U.S. dividend-paying market. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least  $100,000 for three months preceding the Screening Point. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. This Index was established with a base value of 200 on May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investments in Real Estate and REITs. The Fund invests a relatively large percentage of its assets in the real estate sector of the market and, as such, is particularly sensitive to risks to the real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Utilities Investing. The Fund invests substantially all of its assets in the utilities sector of the market and, as such, is particularly sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 8.61%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.96%	3Q/2009
Lowest Return	(24.64)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree MidCap Dividend Fund | S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
WisdomTree MidCap Dividend Fund | WisdomTree MidCap Dividend Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%

[1]	Based on NAV

WisdomTree SmallCap Dividend Fund
WisdomTree SmallCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree SmallCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree SmallCap Dividend Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree SmallCap Dividend Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Dividend Index is a fundamentally weighted index measuring the performance of the small-capitalization segment of the U.S. dividend-paying market. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least  $100,000 for three months preceding the Screening Point. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. This Index was established with a base value of 200 on May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 2.39%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.68%	2Q/2009
Lowest Return	(27.04)%	1Q/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree SmallCap Dividend Fund	[1]	26.60%	2.74%	Jun 16, 2006
WisdomTree SmallCap Dividend Fund Return After Taxes on Distributions		24.90%	1.29%	Jun 16, 2006
WisdomTree SmallCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		17.19%	1.45%	Jun 16, 2006
WisdomTree SmallCap Dividend Fund Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		26.85%	4.16%
WisdomTree SmallCap Dividend Fund WisdomTree SmallCap Dividend Index (reflects no deduction for fees, expenses, or taxes)		27.23%	2.78%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree SmallCap Dividend Fund | WisdomTree SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Annual Return 2007	rr_AnnualReturn2007	(12.50%)
Annual Return 2008	rr_AnnualReturn2008	(27.66%)
Annual Return 2009	rr_AnnualReturn2009	21.17%
Annual Return 2010	rr_AnnualReturn2010	26.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.04%)
1 Year	rr_AverageAnnualReturnYear01	26.60%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree SmallCap Dividend Fund | WisdomTree SmallCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree SmallCap Dividend Fund | WisdomTree SmallCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Dividend Index is a fundamentally weighted index measuring the performance of the small-capitalization segment of the U.S. dividend-paying market. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least  $100,000 for three months preceding the Screening Point. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. This Index was established with a base value of 200 on May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 2.39%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.68%	2Q/2009
Lowest Return	(27.04)%	1Q/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree SmallCap Dividend Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
WisdomTree SmallCap Dividend Fund | WisdomTree SmallCap Dividend Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%

[1]	Based on NAV

WisdomTree Total Earnings Fund
WisdomTree Total Earnings Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Total Earnings Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Total Earnings Fund
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Total Earnings Fund	29	90	157	356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. Stock Market. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the Index measurement date. Eligibility requirements include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. The Index is earnings-weighted in December to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses "Core Earnings", computed by Standard & Poor's, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor's designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise's ongoing operations.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 6.43%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.64%	2Q/2009
Lowest Return	(22.26)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Total Earnings Fund	[1]	14.67%	(0.97%)	Feb 23, 2007
WisdomTree Total Earnings Fund Return After Taxes on Distributions		13.92%	(1.66%)	Feb 23, 2007
WisdomTree Total Earnings Fund Return After Taxes on Distributions and Sale of Fund Shares		9.50%	(1.24%)	Feb 23, 2007
WisdomTree Total Earnings Fund Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		16.93%	(1.15%)
WisdomTree Total Earnings Fund WisdomTree Earnings Index (reflects no deduction for fees, expenses, or taxes)		14.95%	(0.79%)
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Total Earnings Fund | WisdomTree Total Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	356
Annual Return 2008	rr_AnnualReturn2008	(30.69%)
Annual Return 2009	rr_AnnualReturn2009	30.06%
Annual Return 2010	rr_AnnualReturn2010	14.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
1 Year	rr_AverageAnnualReturnYear01	14.67%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.97%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007	[1]
WisdomTree Total Earnings Fund | WisdomTree Total Earnings Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree Total Earnings Fund | WisdomTree Total Earnings Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree Total Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Total Earnings Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. Stock Market. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the Index measurement date. Eligibility requirements include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. The Index is earnings-weighted in December to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses "Core Earnings", computed by Standard & Poor's, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor's designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise's ongoing operations.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 6.43%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.64%	2Q/2009
Lowest Return	(22.26)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Total Earnings Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.15%)
WisdomTree Total Earnings Fund | WisdomTree Earnings Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)

[1]	Based on NAV

WisdomTree Earnings 500 Fund
WisdomTree Earnings 500 Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Earnings 500 Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Earnings 500 Fund
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Earnings 500 Fund	29	90	157	356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Earnings 500 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. Stock Market. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the Index measurement date. Eligibility requirements include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. The Index is comprised of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index. The Index is earnings-weighted in December of each year to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses "Core Earnings", computed by Standard & Poor's, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor's designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise's ongoing operations.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Earnings 500 Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 6.07%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.96%	2Q/2009
Lowest Return	(21.78)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Earnings 500 Fund	[1]	13.24%	(1.62%)	Feb 23, 2007
WisdomTree Earnings 500 Fund Return After Taxes on Distributions		12.52%	(2.30%)	Feb 23, 2007
WisdomTree Earnings 500 Fund Return After Taxes on Distributions and Sale of Fund Shares		8.57%	(1.78%)	Feb 23, 2007
WisdomTree Earnings 500 Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	(1.52%)
WisdomTree Earnings 500 Fund WisdomTree Earnings 500 Index (reflects no deduction for fees, expenses, or taxes)		13.60%	(1.31%)
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Earnings 500 Fund | WisdomTree Earnings 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	356
Annual Return 2008	rr_AnnualReturn2008	(36.89%)
Annual Return 2009	rr_AnnualReturn2009	27.12%
Annual Return 2010	rr_AnnualReturn2010	13.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
1 Year	rr_AverageAnnualReturnYear01	13.24%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.62%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007	[1]
WisdomTree Earnings 500 Fund | WisdomTree Earnings 500 Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree Earnings 500 Fund | WisdomTree Earnings 500 Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree Earnings 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Earnings 500 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Earnings 500 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. Stock Market. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the Index measurement date. Eligibility requirements include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. The Index is comprised of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index. The Index is earnings-weighted in December of each year to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses "Core Earnings", computed by Standard & Poor's, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor's designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise's ongoing operations.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Earnings 500 Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 6.07%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.96%	2Q/2009
Lowest Return	(21.78)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Earnings 500 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.52%)
WisdomTree Earnings 500 Fund | WisdomTree Earnings 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)

[1]	Based on NAV

WisdomTree MidCap Earnings Fund
WisdomTree MidCap Earnings Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree MidCap Earnings Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree MidCap Earnings Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree MidCap Earnings Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree MidCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. Stock Market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree Earnings Index after the 500 largest companies have been removed. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the Index measurement date. Eligibility requirements also include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. The Index is earnings-weighted in December of each year to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses "Core Earnings", computed by Standard & Poors, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poors designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise's ongoing operations.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In certain market conditions, the Fund's methodology may result in the mid-capitalization universe having exposure to small-capitalization companies. In addition, the securities of mid- and small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree MidCap Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 9.75%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.92%	2Q/2009
Lowest Return	(24.54)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree MidCap Earnings Fund	[1]	25.46%	3.31%	Feb 23, 2007
WisdomTree MidCap Earnings Fund Return After Taxes on Distributions		24.79%	2.79%	Feb 23, 2007
WisdomTree MidCap Earnings Fund Return After Taxes on Distributions and Sale of Fund Shares		16.51%	2.49%	Feb 23, 2007
WisdomTree MidCap Earnings Fund S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)		26.64%	2.71%
WisdomTree MidCap Earnings Fund WisdomTree MidCap Earnings Index (Reflects no deduction for fees, expenses, or taxes)		26.10%	3.45%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree MidCap Earnings Fund | WisdomTree MidCap Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Annual Return 2008	rr_AnnualReturn2008	(35.39%)
Annual Return 2009	rr_AnnualReturn2009	49.06%
Annual Return 2010	rr_AnnualReturn2010	25.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.54%)
1 Year	rr_AverageAnnualReturnYear01	25.46%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007	[1]
WisdomTree MidCap Earnings Fund | WisdomTree MidCap Earnings Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree MidCap Earnings Fund | WisdomTree MidCap Earnings Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree MidCap Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree MidCap Earnings Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree MidCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. Stock Market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree Earnings Index after the 500 largest companies have been removed. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the Index measurement date. Eligibility requirements also include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. The Index is earnings-weighted in December of each year to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses "Core Earnings", computed by Standard & Poors, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poors designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise's ongoing operations.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In certain market conditions, the Fund's methodology may result in the mid-capitalization universe having exposure to small-capitalization companies. In addition, the securities of mid- and small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree MidCap Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 9.75%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.92%	2Q/2009
Lowest Return	(24.54)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree MidCap Earnings Fund | S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
WisdomTree MidCap Earnings Fund | WisdomTree MidCap Earnings Index (Reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%

[1]	Based on NAV

WisdomTree SmallCap Earnings Fund
WisdomTree SmallCap Earnings Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree SmallCap Earnings Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree SmallCap Earnings Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree SmallCap Earnings Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. Stock Market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree Earnings Index after the 500 largest companies have been removed. Companies must be incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the Index measurement date. Eligibility requirements also include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. The Index is earnings-weighted in December to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses "Core Earnings", computed by Standard & Poor's, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor's designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise's ongoing operations.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree SmallCap Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 5.80%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.38%	2Q/2009
Lowest Return	(24.70)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree SmallCap Earnings Fund	[1]	26.28%	2.06%	Feb 23, 2007
WisdomTree SmallCap Earnings Fund Return After Taxes on Distributions		25.76%	1.65%	Feb 23, 2007
WisdomTree SmallCap Earnings Fund Return After Taxes on Distributions and Sale of Fund Shares		17.05%	1.49%	Feb 23, 2007
WisdomTree SmallCap Earnings Fund Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		26.85%	0.02%
WisdomTree SmallCap Earnings Fund WisdomTree SmallCap Earnings Index (reflects no deduction for fees, expenses, or taxes)		26.60%	2.03%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree SmallCap Earnings Fund | WisdomTree SmallCap Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Annual Return 2008	rr_AnnualReturn2008	(32.11%)
Annual Return 2009	rr_AnnualReturn2009	48.90%
Annual Return 2010	rr_AnnualReturn2010	26.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.70%)
1 Year	rr_AverageAnnualReturnYear01	26.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007	[1]
WisdomTree SmallCap Earnings Fund | WisdomTree SmallCap Earnings Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree SmallCap Earnings Fund | WisdomTree SmallCap Earnings Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree SmallCap Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree SmallCap Earnings Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. Stock Market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree Earnings Index after the 500 largest companies have been removed. Companies must be incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the Index measurement date. Eligibility requirements also include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. The Index is earnings-weighted in December to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses "Core Earnings", computed by Standard & Poor's, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor's designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise's ongoing operations.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree SmallCap Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 5.80%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.38%	2Q/2009
Lowest Return	(24.70)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree SmallCap Earnings Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
WisdomTree SmallCap Earnings Fund | WisdomTree SmallCap Earnings Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%

[1]	Based on NAV

WisdomTree LargeCap Value Fund
WisdomTree LargeCap Value Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree LargeCap Value Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree LargeCap Value Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree LargeCap Value Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Value Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters. Eligibility requirements also include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. Additionally, companies must have positive earnings per share, positive book value per share, and positive sales per share statistics as of the screening date. WisdomTree Investments, Inc. creates a "value" score for each company based on the company's Price to Earnings Ratio, Price to Sales Ratio, and Price to Book Value and 1-year change in stock price. Companies with no change in stock price are excluded. The top 30% of companies with the highest value scores within the 1000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on earnings. For these purposes, "earnings" are determined using a company's reported net income, excluding special items, applicable to common shareholders.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, international political instability, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investments in Real Estate and REITS. The Fund invests a relatively large percentage of its assets in the real estate sector of the market and, as such, is particularly sensitive to risks to the real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITS, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Utilities Investing. The Fund invests a relatively large percentage of its assets in the utilities sector of the market and, as such, is particularly sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Low P/E/LargeCap Value Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and investment objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Low P/E Fund, and tracked the performance of the WisdomTree Low P/E Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 8.65%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.39%	2Q/2009
Lowest Return	(25.20)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree LargeCap Value Fund	[1]	14.17%	(3.90%)	Feb 23, 2007
WisdomTree LargeCap Value Fund Return After Taxes on Distributions		13.58%	(4.59%)	Feb 23, 2007
WisdomTree LargeCap Value Fund Return After Taxes on Distributions and Sale of Fund Shares		9.18%	(3.69%)	Feb 23, 2007
WisdomTree LargeCap Value Fund Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		15.51%	(4.14%)
WisdomTree LargeCap Value Fund WisdomTree Low P/E/LargeCap Value Spliced Index (reflects no deduction for fees, expenses, or taxes)	[2]	14.87%	(3.58%)
[1]	Based on NAV
[2]	Reflects performance of the WisdomTree Low P/E Index through June 19, 2009 and the WisdomTree LargeCap Value Index thereafter.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree LargeCap Value Fund | WisdomTree LargeCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Annual Return 2008	rr_AnnualReturn2008	(41.35%)
Annual Return 2009	rr_AnnualReturn2009	29.05%
Annual Return 2010	rr_AnnualReturn2010	14.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
1 Year	rr_AverageAnnualReturnYear01	14.17%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.90%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007	[1]
WisdomTree LargeCap Value Fund | WisdomTree LargeCap Value Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree LargeCap Value Fund | WisdomTree LargeCap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2007
WisdomTree LargeCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree LargeCap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Value Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters. Eligibility requirements also include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. Additionally, companies must have positive earnings per share, positive book value per share, and positive sales per share statistics as of the screening date. WisdomTree Investments, Inc. creates a "value" score for each company based on the company's Price to Earnings Ratio, Price to Sales Ratio, and Price to Book Value and 1-year change in stock price. Companies with no change in stock price are excluded. The top 30% of companies with the highest value scores within the 1000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on earnings. For these purposes, "earnings" are determined using a company's reported net income, excluding special items, applicable to common shareholders.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, international political instability, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investments in Real Estate and REITS. The Fund invests a relatively large percentage of its assets in the real estate sector of the market and, as such, is particularly sensitive to risks to the real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITS, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Utilities Investing. The Fund invests a relatively large percentage of its assets in the utilities sector of the market and, as such, is particularly sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Low P/E/LargeCap Value Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and investment objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Low P/E Fund, and tracked the performance of the WisdomTree Low P/E Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 8.65%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.39%	2Q/2009
Lowest Return	(25.20)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree LargeCap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.14%)
WisdomTree LargeCap Value Fund | WisdomTree Low P/E/LargeCap Value Spliced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.87%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.58%)	[2]

[1]	Based on NAV
[2]	Reflects performance of the WisdomTree Low P/E Index through June 19, 2009 and the WisdomTree LargeCap Value Index thereafter.

WisdomTree LargeCap Growth Fund
WisdomTree LargeCap Growth Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree LargeCap Growth Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree LargeCap Growth Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree LargeCap Growth Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of large cap growth companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters. Eligibility requirements also include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. Additionally, companies must have posted year-over-year percentage changes in earnings per share, book value per share, sales per share, and share price ("growth metrics"). The Index is earnings weighted at the annual reconstitution in April. Earnings are determined using a company's reported net income, excluding special items, applicable to common shareholders over their four most recent fiscal quarters. WisdomTree Investments, Inc. uses the four growth metrics to screen for growth in the past 1-year period. The growth universe is determined by selecting the top 30% of companies with highest average normalized growth metrics within the 1000 largest companies by market capitalization. The Index was established with a base value of 200 as of April 30, 2008.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, international political instability, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree LargeCap Growth Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 5.31%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.16%	2Q/2009
Lowest Return	(11.02)%	2Q/2010

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree LargeCap Growth Fund	[1]	9.72%	22.28%	Dec 4, 2008
WisdomTree LargeCap Growth Fund Return After Taxes on Distributions		9.38%	21.34%	Dec 4, 2008
WisdomTree LargeCap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares		6.31%	18.64%	Dec 4, 2008
WisdomTree LargeCap Growth Fund Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		16.71%	30.69%
WisdomTree LargeCap Growth Fund WisdomTree LargeCap Growth Index (reflects no deduction for fees, expenses, or taxes)		10.30%	22.98%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree LargeCap Growth Fund | WisdomTree LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Annual Return 2009	rr_AnnualReturn2009	27.06%
Annual Return 2010	rr_AnnualReturn2010	9.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.02%)
1 Year	rr_AverageAnnualReturnYear01	9.72%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	22.28%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 4, 2008	[1]
WisdomTree LargeCap Growth Fund | WisdomTree LargeCap Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%
Since Inception	rr_AverageAnnualReturnSinceInception	21.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 4, 2008
WisdomTree LargeCap Growth Fund | WisdomTree LargeCap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	18.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 4, 2008
WisdomTree LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree LargeCap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of large cap growth companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters. Eligibility requirements also include: (i) Market capitalization of at least  $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (ii) Average daily dollar volume of at least  $200,000 for each of the six months preceding the Screening Point; and (iii) A P/E ratio of at least 2x as of the Screening Point. Additionally, companies must have posted year-over-year percentage changes in earnings per share, book value per share, sales per share, and share price ("growth metrics"). The Index is earnings weighted at the annual reconstitution in April. Earnings are determined using a company's reported net income, excluding special items, applicable to common shareholders over their four most recent fiscal quarters. WisdomTree Investments, Inc. uses the four growth metrics to screen for growth in the past 1-year period. The growth universe is determined by selecting the top 30% of companies with highest average normalized growth metrics within the 1000 largest companies by market capitalization. The Index was established with a base value of 200 as of April 30, 2008.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, international political instability, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree LargeCap Growth Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 5.31%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.16%	2Q/2009
Lowest Return	(11.02)%	2Q/2010

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree LargeCap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	30.69%
WisdomTree LargeCap Growth Fund | WisdomTree LargeCap Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.30%
Since Inception	rr_AverageAnnualReturnSinceInception	22.98%

[1]	Based on NAV

WisdomTree DEFA Fund
WisdomTree DEFA Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the "WisdomTree DEFA Index").
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree DEFA Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		WisdomTree DEFA Fund
Management Fees		0.48%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Total Annual Fund Operating Expenses	[1]	0.48%
[1]	Expense information in the table has been restated to reflect current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree DEFA Fund	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. Eligibility requirements for the WisdomTree DEFA Index include: (i) Incorporation in one of 16 developed European countries, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) Payment of at least  $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index was established with a base value of 300 on May 31, 2006 and is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree DEFA Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 7.67%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.41%	2Q/2009
Lowest Return	(19.97)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree DEFA Fund	[1]	4.23%	2.05%	Jun 16, 2006
WisdomTree DEFA Fund Return After Taxes on Distributions		2.95%	0.89%	Jun 16, 2006
WisdomTree DEFA Fund Return After Taxes on Distributions and Sale of Fund Shares		2.67%	1.04%	Jun 16, 2006
WisdomTree DEFA Fund MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		7.75%	1.65%
WisdomTree DEFA Fund WisdomTree DEFA Index (reflects no deduction for fees, expenses or taxes)		4.31%	2.62%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree DEFA Fund | WisdomTree DEFA Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[1]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
Annual Return 2007	rr_AnnualReturn2007	15.06%
Annual Return 2008	rr_AnnualReturn2008	(43.73%)
Annual Return 2009	rr_AnnualReturn2009	31.37%
Annual Return 2010	rr_AnnualReturn2010	4.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.97%)
1 Year	rr_AverageAnnualReturnYear01	4.23%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[2]
WisdomTree DEFA Fund | WisdomTree DEFA Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree DEFA Fund | WisdomTree DEFA Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree DEFA Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree DEFA Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the "WisdomTree DEFA Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. Eligibility requirements for the WisdomTree DEFA Index include: (i) Incorporation in one of 16 developed European countries, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) Payment of at least  $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index was established with a base value of 300 on May 31, 2006 and is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree DEFA Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 7.67%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.41%	2Q/2009
Lowest Return	(19.97)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree DEFA Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
WisdomTree DEFA Fund | WisdomTree DEFA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%

[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on NAV

WisdomTree DEFA Equity Income Fund
WisdomTree DEFA Equity Income Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree DEFA Equity Income Fund
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree DEFA Equity Income Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree DEFA Equity Income Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Equity Income Index is a fundamentally weighted Index that measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). At the Index measurement date, companies within the WisdomTree DEFA Index with market capitalizations of at least  $200 million and average daily trading volumes of at least  $200,000 for the prior three months are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the WisdomTree DEFA Equity Income Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree DEFA Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 10.18%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.97%	2Q/2009
Lowest Return	(23.28)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree DEFA Equity Income Fund	[1]	(2.07%)	0.22%	Jun 16, 2006
WisdomTree DEFA Equity Income Fund Return After Taxes on Distributions		(3.62%)	(1.34%)	Jun 16, 2006
WisdomTree DEFA Equity Income Fund Return After Taxes on Distributions and Sale of Fund Shares		(1.43%)	(0.74%)	Jun 16, 2006
WisdomTree DEFA Equity Income Fund MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		3.25%	0.22%
WisdomTree DEFA Equity Income Fund WisdomTree DEFA Equity Income Index (reflects no deduction for fees, expenses or taxes)		(1.54%)	1.18%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree DEFA Equity Income Fund | WisdomTree DEFA Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	11.33%
Annual Return 2008	rr_AnnualReturn2008	(45.33%)
Annual Return 2009	rr_AnnualReturn2009	36.40%
Annual Return 2010	rr_AnnualReturn2010	(2.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.28%)
1 Year	rr_AverageAnnualReturnYear01	(2.07%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree DEFA Equity Income Fund | WisdomTree DEFA Equity Income Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree DEFA Equity Income Fund | WisdomTree DEFA Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree DEFA Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree DEFA Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Equity Income Index is a fundamentally weighted Index that measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). At the Index measurement date, companies within the WisdomTree DEFA Index with market capitalizations of at least  $200 million and average daily trading volumes of at least  $200,000 for the prior three months are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the WisdomTree DEFA Equity Income Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree DEFA Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 10.18%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.97%	2Q/2009
Lowest Return	(23.28)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree DEFA Equity Income Fund | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
WisdomTree DEFA Equity Income Fund | WisdomTree DEFA Equity Income Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%

[1]	Based on NAV

WisdomTree International Hedged Equity Fund
WisdomTree International Hedged Equity Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree International Hedged Equity Fund
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		WisdomTree International Hedged Equity Fund
Management Fees		0.48%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.17%
Total Annual Fund Operating Expenses		1.65%
Expense Reimbursements		1.07%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.58%
[1]	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.58% of the Fund's average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) the Adviser, upon 90 days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree International Hedged Equity Fund	59	416	796	1,865

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management"– or indexing – investment approach designed to track the performance of the WisdomTree DEFA International Hedged Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the Index. Constituent stocks are of companies within the WisdomTree DEFA Index. Eligibility requirements for the WisdomTree DEFA Index include: (i) Incorporation in one of 16 developed European countries, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) Payment of at least  $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities.

The Index "hedges" against fluctuations in the relative value of non-U.S. currencies against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the U.S. Dollar is going up in value relative to foreign currencies. Conversely, the Index is designed to have lower returns than an equivalent non-hedged investment when the U.S. dollar is falling in value relative to foreign currencies.

Forward currency contracts or futures contracts are used to offset the Fund's exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund's prospectus, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in its underlying Index against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, the Fund's exposure to the currencies included in the Index may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for the full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree DEFA International Hedged Equity Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 1.89%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.68%	3Q/2010
Lowest Return	(9.61)%	2Q/2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree International Hedged Equity Fund	[1]	3.12%	3.12%	Dec 31, 2009
WisdomTree International Hedged Equity Fund Return After Taxes on Distributions		1.80%	1.80%	Dec 31, 2009
WisdomTree International Hedged Equity Fund Return After Taxes on Distributions and Sale of Fund Shares		1.97%	1.97%	Dec 31, 2009
WisdomTree International Hedged Equity Fund MSCI EAFE Local Currency Index (reflects no deduction for fees, expenses or taxes)		4.82%	4.82%
WisdomTree International Hedged Equity Fund WisdomTree DEFA International Hedged Equity Index (reflects no deduction for fees, expenses or taxes)		4.17%	4.17%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree International Hedged Equity Fund | WisdomTree International Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.07%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.58%	[1]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	416
5 Years	rr_ExpenseExampleYear05	796
10 Years	rr_ExpenseExampleYear10	1,865
Annual Return 2010	rr_AnnualReturn2010	3.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.61%)
1 Year	rr_AverageAnnualReturnYear01	3.12%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009	[2]
WisdomTree International Hedged Equity Fund | WisdomTree International Hedged Equity Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
WisdomTree International Hedged Equity Fund | WisdomTree International Hedged Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
WisdomTree International Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International Hedged Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management"– or indexing – investment approach designed to track the performance of the WisdomTree DEFA International Hedged Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the Index. Constituent stocks are of companies within the WisdomTree DEFA Index. Eligibility requirements for the WisdomTree DEFA Index include: (i) Incorporation in one of 16 developed European countries, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) Payment of at least  $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities.

The Index "hedges" against fluctuations in the relative value of non-U.S. currencies against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the U.S. Dollar is going up in value relative to foreign currencies. Conversely, the Index is designed to have lower returns than an equivalent non-hedged investment when the U.S. dollar is falling in value relative to foreign currencies.

Forward currency contracts or futures contracts are used to offset the Fund's exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund's prospectus, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in its underlying Index against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, the Fund's exposure to the currencies included in the Index may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for the full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree DEFA International Hedged Equity Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for the full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 1.89%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.68%	3Q/2010
Lowest Return	(9.61)%	2Q/2010

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International Hedged Equity Fund | MSCI EAFE Local Currency Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
WisdomTree International Hedged Equity Fund | WisdomTree DEFA International Hedged Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%

[1]	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.58% of the Fund's average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) the Adviser, upon 90 days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.
[2]	Based on NAV

WisdomTree International Dividend ex-Financials Fund
WisdomTree International Dividend ex-Financials Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree International Dividend ex-Financials Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree International Dividend ex-Financials Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree International Dividend ex-Financials Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree International Dividend ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector. The Index is comprised of the 10 highest dividend-yielding companies in each sector except financials, selected from the 300 largest companies by market value within the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). Weighting is by dividend yield. The Index is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom and France.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Telecommunications Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree International Dividend Top 100 Fund, and tracked the performance of the WisdomTree International Dividend Top 100 Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 9.50%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.30%	2Q/2009
Lowest Return	(24.86)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree International Dividend ex-Financials Fund	[1][2]	4.79%	2.36%	Jun 16, 2006
WisdomTree International Dividend ex-Financials Fund Return After Taxes on Distributions	[2]	3.29%	0.62%	Jun 16, 2006
WisdomTree International Dividend ex-Financials Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	3.01%	0.93%	Jun 16, 2006
WisdomTree International Dividend ex-Financials Fund MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	[2]	3.25%	0.22%
WisdomTree International Dividend ex-Financials Fund WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index (reflects no deduction for fees, expenses or taxes)	[2]	5.43%	2.85%
[1]	Based on NAV
[2]	Reflects performance of the WisdomTree International Dividend Top 100 Index through May 7, 2009 and the WisdomTree International Dividend ex-Financials Index thereafter.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree International Dividend ex-Financials Fund | WisdomTree International Dividend ex-Financials Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	14.04%
Annual Return 2008	rr_AnnualReturn2008	(46.96%)
Annual Return 2009	rr_AnnualReturn2009	37.05%
Annual Return 2010	rr_AnnualReturn2010	4.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.86%)
1 Year	rr_AverageAnnualReturnYear01	4.79%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1],[2]
WisdomTree International Dividend ex-Financials Fund | WisdomTree International Dividend ex-Financials Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[2]
WisdomTree International Dividend ex-Financials Fund | WisdomTree International Dividend ex-Financials Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[2]
WisdomTree International Dividend ex-Financials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International Dividend ex-Financials Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree International Dividend ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector. The Index is comprised of the 10 highest dividend-yielding companies in each sector except financials, selected from the 300 largest companies by market value within the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). Weighting is by dividend yield. The Index is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom and France.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Telecommunications Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree International Dividend Top 100 Fund, and tracked the performance of the WisdomTree International Dividend Top 100 Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 9.50%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.30%	2Q/2009
Lowest Return	(24.86)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International Dividend ex-Financials Fund | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[2]
WisdomTree International Dividend ex-Financials Fund | WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.43%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[2]

[1]	Based on NAV
[2]	Reflects performance of the WisdomTree International Dividend Top 100 Index through May 7, 2009 and the WisdomTree International Dividend ex-Financials Index thereafter.

WisdomTree International LargeCap Dividend Fund
WisdomTree International LargeCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree International LargeCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree International LargeCap Dividend Fund
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree International LargeCap Dividend Fund	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International LargeCap Dividend Index is a fundamentally weighted index that measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). The WisdomTree International LargeCap Dividend Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree DEFA Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 8.24%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.28%	2Q/2009
Lowest Return	(19.83)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree International LargeCap Dividend Fund	[1]	0.93%	1.47%	Jun 16, 2006
WisdomTree International LargeCap Dividend Fund Return After Taxes on Distributions		(0.39%)	0.21%	Jun 16, 2006
WisdomTree International LargeCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		0.52%	0.50%	Jun 16, 2006
WisdomTree International LargeCap Dividend Fund MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		7.75%	1.65%
WisdomTree International LargeCap Dividend Fund WisdomTree International LargeCap Dividend Index (reflects no deduction for fees, expenses or taxes)		1.48%	1.89%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
Annual Return 2007	rr_AnnualReturn2007	15.45%
Annual Return 2008	rr_AnnualReturn2008	(42.38%)
Annual Return 2009	rr_AnnualReturn2009	30.00%
Annual Return 2010	rr_AnnualReturn2010	0.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.83%)
1 Year	rr_AverageAnnualReturnYear01	0.93%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree International LargeCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International LargeCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International LargeCap Dividend Index is a fundamentally weighted index that measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). The WisdomTree International LargeCap Dividend Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree DEFA Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 8.24%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.28%	2Q/2009
Lowest Return	(19.83)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International LargeCap Dividend Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%

[1]	Based on NAV

WisdomTree International MidCap Dividend Fund
WisdomTree International MidCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree International MidCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree International MidCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree International MidCap Dividend Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International MidCap Dividend Index is a fundamentally weighted index that measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree DEFA Index after the 300 largest companies have been removed. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Japan and the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 5.42%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.01%	2Q/2009
Lowest Return	(19.35)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree International MidCap Dividend Fund	[1]	11.83%	4.38%	Jun 16, 2006
WisdomTree International MidCap Dividend Fund Return After Taxes on Distributions		10.59%	3.13%	Jun 16, 2006
WisdomTree International MidCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		7.58%	2.96%	Jun 16, 2006
WisdomTree International MidCap Dividend Fund MSCI EAFE Mid Cap Index (reflects no deduction for fees, expenses or taxes)		14.00%	1.85%
WisdomTree International MidCap Dividend Fund WisdomTree International MidCap Dividend Index (reflects no deduction for fees, expenses or taxes)		12.53%	4.44%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	9.03%
Annual Return 2008	rr_AnnualReturn2008	(42.87%)
Annual Return 2009	rr_AnnualReturn2009	36.74%
Annual Return 2010	rr_AnnualReturn2010	11.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.35%)
1 Year	rr_AverageAnnualReturnYear01	11.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree International MidCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International MidCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International MidCap Dividend Index is a fundamentally weighted index that measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree DEFA Index after the 300 largest companies have been removed. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Japan and the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 5.42%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.01%	2Q/2009
Lowest Return	(19.35)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International MidCap Dividend Fund | MSCI EAFE Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.00%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%

[1]	Based on NAV

WisdomTree International SmallCap Dividend Fund
WisdomTree International SmallCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree International SmallCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree International SmallCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree International SmallCap Dividend Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree DEFA Index after the 300 largest companies have been removed. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia, Japan and the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 2.83%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.30%	2Q/2009
Lowest Return	(22.47)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree International SmallCap Dividend Fund	[1]	18.16%	4.00%	Jun 16, 2006
WisdomTree International SmallCap Dividend Fund Return After Taxes on Distributions		16.84%	2.81%	Jun 16, 2006
WisdomTree International SmallCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		11.69%	2.65%	Jun 16, 2006
WisdomTree International SmallCap Dividend Fund MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)		22.04%	3.41%
WisdomTree International SmallCap Dividend Fund WisdomTree International SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)		19.24%	4.50%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	6.81%
Annual Return 2008	rr_AnnualReturn2008	(46.69%)
Annual Return 2009	rr_AnnualReturn2009	42.00%
Annual Return 2010	rr_AnnualReturn2010	18.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
1 Year	rr_AverageAnnualReturnYear01	18.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree International SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree's most inclusive developed world international index). The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree DEFA Index after the 300 largest companies have been removed. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia, Japan and the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 2.83%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.30%	2Q/2009
Lowest Return	(22.47)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International SmallCap Dividend Fund | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%

[1]	Based on NAV

WisdomTree Europe SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Europe SmallCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Europe SmallCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Europe SmallCap Dividend Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the WisdomTree Europe Dividend Index. The WisdomTree Europe SmallCap Dividend Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Europe Dividend Index after the 300 largest companies have been removed. Eligibility requirements for the WisdomTree Europe Dividend Index include: (i) Incorporation and exchange listing in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom ("Europe"); (ii) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Europe SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 5.29%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.20%	2Q/2009
Lowest Return	(31.16)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Europe SmallCap Dividend Fund	[1]	18.61%	2.02%	Jun 16, 2006
WisdomTree Europe SmallCap Dividend Fund Return After Taxes on Distributions		17.46%	0.05%	Jun 16, 2006
WisdomTree Europe SmallCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		11.94%	0.48%	Jun 16, 2006
WisdomTree Europe SmallCap Dividend Fund MSCI Europe Small Cap Index (reflects no deduction for fees, expenses or taxes)		21.47%	4.85%
WisdomTree Europe SmallCap Dividend Fund WisdomTree Europe SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)		18.21%	2.17%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	(0.13%)
Annual Return 2008	rr_AnnualReturn2008	(55.01%)
Annual Return 2009	rr_AnnualReturn2009	58.01%
Annual Return 2010	rr_AnnualReturn2010	18.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.16%)
1 Year	rr_AverageAnnualReturnYear01	18.61%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Europe SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Europe SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the WisdomTree Europe Dividend Index. The WisdomTree Europe SmallCap Dividend Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Europe Dividend Index after the 300 largest companies have been removed. Eligibility requirements for the WisdomTree Europe Dividend Index include: (i) Incorporation and exchange listing in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom ("Europe"); (ii) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Europe SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 5.29%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.20%	2Q/2009
Lowest Return	(31.16)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Europe SmallCap Dividend Fund | MSCI Europe Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%

[1]	Based on NAV

WisdomTree Global Equity Income Fund
WisdomTree Global Equity Income Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Global Equity Income Fund
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Global Equity Income Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Global Equity Income Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Equity Income Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets. At the Index measurement date, companies with market capitalizations of at least  $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Global Equity Income Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on November 30, 2007, is calculated in U.S. dollars and is updated daily to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a relatively large percentage of its assets in companies organized in the United States and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Europe Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 8.96%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.28%	2Q/2009
Lowest Return	(24.50)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Global Equity Income Fund	[1][2]	5.74%	0.88%	Jun 16, 2006
WisdomTree Global Equity Income Fund Return After Taxes on Distributions	[2]	4.37%	(0.72%)	Jun 16, 2006
WisdomTree Global Equity Income Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	3.65%	(0.22%)	Jun 16, 2006
WisdomTree Global Equity Income Fund MSCI Europe Value/MSCI AC World Spliced Index (reflects no deduction for fees, expenses or taxes)	[2]	12.67%	0.98%
WisdomTree Global Equity Income Fund WisdomTree Europe Equity Income/Global Equity Income Spliced Index (reflects no deduction for fees, expenses or taxes)	[2][3]	6.52%	1.33%
[1]	Based on NAV
[2]	Reflects performance of the MSCI Europe Value Index through June 19, 2009 and the MSCI AC World Index thereafter.
[3]	Reflects performance of the WisdomTree Europe Equity Income Index through June 19, 2009 and the WisdomTree Global Equity Income Index thereafter.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Global Equity Income Fund | WisdomTree Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	8.91%
Annual Return 2008	rr_AnnualReturn2008	(45.77%)
Annual Return 2009	rr_AnnualReturn2009	34.07%
Annual Return 2010	rr_AnnualReturn2010	5.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
1 Year	rr_AverageAnnualReturnYear01	5.74%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1],[2]
WisdomTree Global Equity Income Fund | WisdomTree Global Equity Income Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[2]
WisdomTree Global Equity Income Fund | WisdomTree Global Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.65%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[2]
WisdomTree Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Equity Income Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets. At the Index measurement date, companies with market capitalizations of at least  $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Global Equity Income Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on November 30, 2007, is calculated in U.S. dollars and is updated daily to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a relatively large percentage of its assets in companies organized in the United States and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Europe Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 8.96%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.28%	2Q/2009
Lowest Return	(24.50)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Global Equity Income Fund | MSCI Europe Value/MSCI AC World Spliced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%	[2]
WisdomTree Global Equity Income Fund | WisdomTree Europe Equity Income/Global Equity Income Spliced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.52%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%	[2],[3]

[1]	Based on NAV
[2]	Reflects performance of the MSCI Europe Value Index through June 19, 2009 and the MSCI AC World Index thereafter.
[3]	Reflects performance of the WisdomTree Europe Equity Income Index through June 19, 2009 and the WisdomTree Global Equity Income Index thereafter.

WisdomTree Japan Hedged Equity Fund
WisdomTree Japan Hedged Equity Fund
Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or "hedging" against fluctuations between the value of the Japanese yen and the U.S. dollar.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Japan Hedged Equity Fund
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Japan Hedged Equity Fund
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Japan Hedged Equity Fund	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Japan Hedged Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen movements relative to the U.S. dollar. Constituent stocks are of companies within the WisdomTree Japan Dividend Index. Eligibility requirements include: (i) Incorporation within Japan; (ii) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for the three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point. Companies are weighted in the Index based on annual cash dividends paid.

The Index "hedges" against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund's exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund's prospectus, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, the Fund's exposure to the Japanese Yen may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective April 1, 2010. Fund performance prior to April 1, 2010 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Total Dividend Fund, and tracked the performance of the WisdomTree Japan Dividend Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was (4.66)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2Q/2009
Lowest Return	(16.31)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Japan Hedged Equity Fund	[1]	(1.42%)	(4.72%)	Jun 16, 2006
WisdomTree Japan Hedged Equity Fund Return After Taxes on Distributions		(1.83%)	(5.16%)	Jun 16, 2006
WisdomTree Japan Hedged Equity Fund Return After Taxes on Distributions and Sale of Fund Shares		(0.93%)	(4.19%)	Jun 16, 2006
WisdomTree Japan Hedged Equity Fund MSCI Japan/Japan Local Currency Spliced Index(reflects no deduction for fees, expenses and taxes)		(0.37%)	(5.28%)
WisdomTree Japan Hedged Equity Fund WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index (reflects no deduction for fees, expenses and taxes)		(1.74%)	(4.80%)
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
Annual Return 2007	rr_AnnualReturn2007	(4.90%)
Annual Return 2008	rr_AnnualReturn2008	(24.45%)
Annual Return 2009	rr_AnnualReturn2009	3.51%
Annual Return 2010	rr_AnnualReturn2010	(1.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.31%)
1 Year	rr_AverageAnnualReturnYear01	(1.42%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.72%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Japan Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Japan Hedged Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or "hedging" against fluctuations between the value of the Japanese yen and the U.S. dollar.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Japan Hedged Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen movements relative to the U.S. dollar. Constituent stocks are of companies within the WisdomTree Japan Dividend Index. Eligibility requirements include: (i) Incorporation within Japan; (ii) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for the three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point. Companies are weighted in the Index based on annual cash dividends paid.

The Index "hedges" against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund's exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund's prospectus, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, the Fund's exposure to the Japanese Yen may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective April 1, 2010. Fund performance prior to April 1, 2010 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Total Dividend Fund, and tracked the performance of the WisdomTree Japan Dividend Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was (4.66)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2Q/2009
Lowest Return	(16.31)%	1Q/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Japan Hedged Equity Fund | MSCI Japan/Japan Local Currency Spliced Index(reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.28%)
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.80%)

[1]	Based on NAV

WisdomTree Japan SmallCap Dividend Fund
WisdomTree Japan SmallCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Japan SmallCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Japan SmallCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Japan SmallCap Dividend Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small capitalization companies in Japan that have been included within the WisdomTree Japan Dividend Index. After the 300 largest companies have been removed from the WisdomTree Japan Dividend Index, the remaining companies are chosen for inclusion in the Index. Companies are weighted in the Index based on annual cash dividends paid. Eligibility requirements for the WisdomTree Japan Dividend Index include: (i) Incorporation within Japan; (ii)  $5 million in cash dividends on common shares in the annual cycle prior to the International Screening Point; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Japan SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was (1.14)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.03%	2Q/2009
Lowest Return	(16.07)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Japan SmallCap Dividend Fund	[1]	18.31%	(1.60%)	Jun 16, 2006
WisdomTree Japan SmallCap Dividend Fund Return After Taxes on Distributions		17.57%	(2.08%)	Jun 16, 2006
WisdomTree Japan SmallCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		11.87%	(1.64%)	Jun 16, 2006
WisdomTree Japan SmallCap Dividend Fund MSCI Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)		19.94%	(2.96%)
WisdomTree Japan SmallCap Dividend Fund WisdomTree Japan SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)		17.92%	(1.20%)
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	(7.67%)
Annual Return 2008	rr_AnnualReturn2008	(17.27%)
Annual Return 2009	rr_AnnualReturn2009	3.27%
Annual Return 2010	rr_AnnualReturn2010	18.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.07%)
1 Year	rr_AverageAnnualReturnYear01	18.31%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Japan SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Japan SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small capitalization companies in Japan that have been included within the WisdomTree Japan Dividend Index. After the 300 largest companies have been removed from the WisdomTree Japan Dividend Index, the remaining companies are chosen for inclusion in the Index. Companies are weighted in the Index based on annual cash dividends paid. Eligibility requirements for the WisdomTree Japan Dividend Index include: (i) Incorporation within Japan; (ii)  $5 million in cash dividends on common shares in the annual cycle prior to the International Screening Point; (iii) Market capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Japan SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was (1.14)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.03%	2Q/2009
Lowest Return	(16.07)%	1Q/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Japan SmallCap Dividend Fund | MSCI Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.94%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)

[1]	Based on NAV

WisdomTree Global ex-U.S. Growth Fund
WisdomTree Global ex-U.S. Growth Fund (Formerly, WisdomTree World ex-U.S. Growth Fund)
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Global ex-U.S. Growth Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		WisdomTree Global ex-U.S. Growth Fund
Management Fees		0.58%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.60%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Global ex-U.S. Growth Fund	61	192	335	750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Growth Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States. Eligibility requirements include: (i) Payment of at least  $5 million in cash dividends in the annual cycle prior to the Index measurement date and (ii) year-over-year percentage changes in earnings per share, book value per share, sales per share and stock price ("growth metrics"). WisdomTree Investments, Inc. creates a "growth" score for each company based on the aforementioned growth metrics. The top 30% of companies with the highest growth scores within the 1,000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. The Index is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions in that country. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Equity Income Fund, and tracked the performance of the WisdomTree Japan Equity Income Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 5.54%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.27%	3Q/2010
Lowest Return	(17.67)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Global ex-U.S. Growth Fund	[1][2]	13.77%	4.10%	Jun 16, 2006
WisdomTree Global ex-U.S. Growth Fund Return After Taxes on Distributions	[2]	12.64%	3.23%	Jun 16, 2006
WisdomTree Global ex-U.S. Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]	8.88%	2.97%	Jun 16, 2006
WisdomTree Global ex-U.S. Growth Fund MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index (reflects no deduction for fees, expenses or taxes)	[2]	14.45%	5.22%
WisdomTree Global ex-U.S. Growth Fund WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index (reflects no deduction for fees, expenses or taxes)	[2][3]	14.52%	4.52%
[1]	Based on NAV
[2]	Reflects performance of the MSCI Japan Value Index through June 19, 2009 and the MSCI AC World ex-USA Growth Spliced Index thereafter.
[3]	Reflects performance of the WisdomTree Japan Equity Income Index through June 19, 2009 and the WisdomTree Global ex-U.S. Growth Index thereafter.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Global ex-U.S. Growth Fund | WisdomTree Global ex-U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Return 2007	rr_AnnualReturn2007	(5.50%)
Annual Return 2008	rr_AnnualReturn2008	(17.09%)
Annual Return 2009	rr_AnnualReturn2009	17.11%
Annual Return 2010	rr_AnnualReturn2010	13.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.67%)
1 Year	rr_AverageAnnualReturnYear01	13.77%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[2],[3]
WisdomTree Global ex-U.S. Growth Fund | WisdomTree Global ex-U.S. Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.64%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[3]
WisdomTree Global ex-U.S. Growth Fund | WisdomTree Global ex-U.S. Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[3]
WisdomTree Global ex-U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global ex-U.S. Growth Fund (Formerly, WisdomTree World ex-U.S. Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Growth Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States. Eligibility requirements include: (i) Payment of at least  $5 million in cash dividends in the annual cycle prior to the Index measurement date and (ii) year-over-year percentage changes in earnings per share, book value per share, sales per share and stock price ("growth metrics"). WisdomTree Investments, Inc. creates a "growth" score for each company based on the aforementioned growth metrics. The top 30% of companies with the highest growth scores within the 1,000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. The Index is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions in that country. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

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Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Equity Income Fund, and tracked the performance of the WisdomTree Japan Equity Income Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 5.54%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.27%	3Q/2010
Lowest Return	(17.67)%	1Q/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Global ex-U.S. Growth Fund | MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.45%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%	[3]
WisdomTree Global ex-U.S. Growth Fund | WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.52%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%	[3],[4]

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	Based on NAV
[3]	Reflects performance of the MSCI Japan Value Index through June 19, 2009 and the MSCI AC World ex-USA Growth Spliced Index thereafter.
[4]	Reflects performance of the WisdomTree Japan Equity Income Index through June 19, 2009 and the WisdomTree Global ex-U.S. Growth Index thereafter.

WisdomTree Asia Pacific ex-Japan Fund
WisdomTree Asia Pacific ex-Japan Fund (Formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the Asia Pacific ex-Japan Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Asia Pacific ex-Japan Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Asia Pacific ex-Japan Fund
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Asia Pacific ex-Japan Fund	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Asia Pacific ex-Japan Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Asia Pacific ex-Japan Index is a fundamentally weighted Index that measures the performance of dividend paying companies in the Asia Pacific ex-Japan region. The WisdomTree Asia Pacific ex-Japan Index is comprised of the 300 largest companies ranked by market capitalization that meet the following eligibility criteria. Eligibility requirements include: (i) Incorporation within one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand; (ii) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the International Screening Point; (iii) Market Capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for the three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Weighting is by annual cash dividends paid. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

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Investment in the Asia Pacific Region. To the extent that the Fund's investments are concentrated in the Asia Pacific region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and other events, such as natural disasters, affecting that region. While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Investment in Australia. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia. The Australian economy is dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Pacific ex-Japan Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Total Dividend Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Dividend Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 2.80%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.04%	2Q/2009
Lowest Return	(24.05)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Asia Pacific ex-Japan Fund	[1]	14.60%	11.77%	Jun 16, 2006
WisdomTree Asia Pacific ex-Japan Fund Return After Taxes on Distributions		13.07%	9.98%	Jun 16, 2006
WisdomTree Asia Pacific ex-Japan Fund Return After Taxes on Distributions and Sale of Fund Shares		9.40%	9.03%	Jun 16, 2006
WisdomTree Asia Pacific ex-Japan Fund MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes)		16.91%	11.40%
WisdomTree Asia Pacific ex-Japan Fund WisdomTree Pacific ex-Japan Dividend Index (reflects no deduction for fees, expenses or taxes)	[2]	16.34%	13.17%
[1]	Based on NAV
[2]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Asia Pacific ex-Japan Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Asia Pacific ex-Japan Fund | WisdomTree Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
Annual Return 2007	rr_AnnualReturn2007	34.73%
Annual Return 2008	rr_AnnualReturn2008	(47.04%)
Annual Return 2009	rr_AnnualReturn2009	59.43%
Annual Return 2010	rr_AnnualReturn2010	14.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.05%)
1 Year	rr_AverageAnnualReturnYear01	14.60%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree Asia Pacific ex-Japan Fund | WisdomTree Asia Pacific ex-Japan Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Asia Pacific ex-Japan Fund | WisdomTree Asia Pacific ex-Japan Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Asia Pacific ex-Japan Fund (Formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the Asia Pacific ex-Japan Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Asia Pacific ex-Japan Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Asia Pacific ex-Japan Index is a fundamentally weighted Index that measures the performance of dividend paying companies in the Asia Pacific ex-Japan region. The WisdomTree Asia Pacific ex-Japan Index is comprised of the 300 largest companies ranked by market capitalization that meet the following eligibility criteria. Eligibility requirements include: (i) Incorporation within one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand; (ii) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the International Screening Point; (iii) Market Capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for the three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Weighting is by annual cash dividends paid. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

■

Investment in the Asia Pacific Region. To the extent that the Fund's investments are concentrated in the Asia Pacific region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and other events, such as natural disasters, affecting that region. While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Investment in Australia. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia. The Australian economy is dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Pacific ex-Japan Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Total Dividend Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Dividend Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 2.80%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.04%	2Q/2009
Lowest Return	(24.05)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Asia Pacific ex-Japan Fund | MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
WisdomTree Asia Pacific ex-Japan Fund | WisdomTree Pacific ex-Japan Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.34%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	13.17%	[2]

[1]	Based on NAV
[2]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Asia Pacific ex-Japan Index.

WisdomTree Australia Dividend Fund
WisdomTree Australia Dividend Fund (Formerly, WisdomTree Pacific ex-Japan Equity Income Fund)
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Australia Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Australia Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Australia Dividend Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Australia Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Australia Dividend Index is a fundamentally weighted index that measures the performance of high-dividend yielding companies in Australia. The Index is comprised of dividend paying companies incorporated in Australia with a minimum market capitalization of  $1.0 billion. The Index is comprised of the ten largest qualifying companies from each sector ranked by market capitalization. Other eligibility criteria include: (i) Payment of at least  $5 million in cash dividends in the annual cycle prior to the Index measurement date and (ii) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point. Weighting is by dividend yield. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

■

Investment in Australia. The Fund invests substantially all of its assets in Australian equity securities. The Australian economy is heavily dependent on the demand for commodities and natural resources and declines in the demand for such products may have an adverse impact on the Fund's returns. The Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may in turn adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than fund that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Pacific ex-Japan Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Equity Income Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Equity Income Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 4.91%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.96%	3Q/2009
Lowest Return	(27.00)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Australia Dividend Fund	[1]	11.79%	11.19%	Jun 16, 2006
WisdomTree Australia Dividend Fund Return After Taxes on Distributions		9.85%	8.92%	Jun 16, 2006
WisdomTree Australia Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		7.54%	8.18%	Jun 16, 2006
WisdomTree Australia Dividend Fund MSCI Pacific ex-Japan Value Index (reflects no deduction for fees, expenses or taxes)		15.59%	9.76%
WisdomTree Australia Dividend Fund WisdomTree Pacific ex-Japan Equity Income Index (reflects no deduction for fees, expenses or taxes)	[2]	12.67%	11.95%
[1]	Based on NAV
[2]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Australia Dividend Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Australia Dividend Fund | WisdomTree Australia Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	21.67%
Annual Return 2008	rr_AnnualReturn2008	(48.71%)
Annual Return 2009	rr_AnnualReturn2009	83.07%
Annual Return 2010	rr_AnnualReturn2010	11.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.00%)
1 Year	rr_AverageAnnualReturnYear01	11.79%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006	[1]
WisdomTree Australia Dividend Fund | WisdomTree Australia Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Australia Dividend Fund | WisdomTree Australia Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2006
WisdomTree Australia Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Australia Dividend Fund (Formerly, WisdomTree Pacific ex-Japan Equity Income Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Australia Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Australia Dividend Index is a fundamentally weighted index that measures the performance of high-dividend yielding companies in Australia. The Index is comprised of dividend paying companies incorporated in Australia with a minimum market capitalization of  $1.0 billion. The Index is comprised of the ten largest qualifying companies from each sector ranked by market capitalization. Other eligibility criteria include: (i) Payment of at least  $5 million in cash dividends in the annual cycle prior to the Index measurement date and (ii) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point. Weighting is by dividend yield. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

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Investment in Australia. The Fund invests substantially all of its assets in Australian equity securities. The Australian economy is heavily dependent on the demand for commodities and natural resources and declines in the demand for such products may have an adverse impact on the Fund's returns. The Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may in turn adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than fund that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Pacific ex-Japan Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Equity Income Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Equity Income Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 4.91%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.96%	3Q/2009
Lowest Return	(27.00)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Australia Dividend Fund | MSCI Pacific ex-Japan Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
WisdomTree Australia Dividend Fund | WisdomTree Pacific ex-Japan Equity Income Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.95%	[2]

[1]	Based on NAV
[2]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Australia Dividend Index.

WisdomTree Emerging Markets Equity Income Fund
WisdomTree Emerging Markets Equity Income Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Emerging Markets Equity Income Fund
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Emerging Markets Equity Income Fund
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.63%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Emerging Markets Equity Income Fund	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets Equity Income Index is a fundamentally weighted index that measures the performance of the highest dividend yielding stocks selected from the WisdomTree Emerging Markets Dividend Index. At the Index measurement date, companies within the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the WisdomTree Emerging Markets Equity Income Index. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution in June; (ii) Market capitalization of at least  $200 million at the Emerging Market Screening Point; (iii) Average daily trading volume of at least  $200,000 for each of the six months preceding the Emerging Markets Screening Point; (iv) Incorporation within one of 19 emerging market nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey); and (v) Trading of at least 250,000 shares per month for each of the six months preceding the "Emerging Market Screening Point" for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better. To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

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Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Taiwan and South Africa.

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Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Emerging Markets Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 4.06%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.76%	2Q/2009
Lowest Return	(21.24)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Emerging Markets Equity Income Fund	[1]	23.39%	8.77%	Jul 13, 2007
WisdomTree Emerging Markets Equity Income Fund Return After Taxes on Distributions		21.79%	7.25%	Jul 13, 2007
WisdomTree Emerging Markets Equity Income Fund Return After Taxes on Distributions and Sale of Fund Shares		15.06%	6.51%	Jul 13, 2007
WisdomTree Emerging Markets Equity Income Fund MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)		18.88%	2.37%
WisdomTree Emerging Markets Equity Income Fund WisdomTree Emerging Markets Equity Income Index (reflects no deduction for fees, expenses or taxes)		24.92%	9.79%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Emerging Markets Equity Income Fund | WisdomTree Emerging Markets Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Annual Return 2008	rr_AnnualReturn2008	(36.92%)
Annual Return 2009	rr_AnnualReturn2009	61.37%
Annual Return 2010	rr_AnnualReturn2010	23.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.24%)
1 Year	rr_AverageAnnualReturnYear01	23.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2007	[1]
WisdomTree Emerging Markets Equity Income Fund | WisdomTree Emerging Markets Equity Income Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2007
WisdomTree Emerging Markets Equity Income Fund | WisdomTree Emerging Markets Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 2007
WisdomTree Emerging Markets Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Emerging Markets Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets Equity Income Index is a fundamentally weighted index that measures the performance of the highest dividend yielding stocks selected from the WisdomTree Emerging Markets Dividend Index. At the Index measurement date, companies within the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the WisdomTree Emerging Markets Equity Income Index. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution in June; (ii) Market capitalization of at least  $200 million at the Emerging Market Screening Point; (iii) Average daily trading volume of at least  $200,000 for each of the six months preceding the Emerging Markets Screening Point; (iv) Incorporation within one of 19 emerging market nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey); and (v) Trading of at least 250,000 shares per month for each of the six months preceding the "Emerging Market Screening Point" for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better. To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Taiwan and South Africa.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Emerging Markets Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 4.06%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.76%	2Q/2009
Lowest Return	(21.24)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Emerging Markets Equity Income Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
WisdomTree Emerging Markets Equity Income Fund | WisdomTree Emerging Markets Equity Income Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.92%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%

[1]	Based on NAV

WisdomTree Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets SmallCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Emerging Markets SmallCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		WisdomTree Emerging Markets SmallCap Dividend Fund
Management Fees		0.63%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.64%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Emerging Markets SmallCap Dividend Fund	65	205	357	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the WisdomTree Emerging Markets SmallCap Dividend Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index measurement date. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution in June; (ii) Market capitalization of at least  $200 million at the Emerging Market Screening Point; (iii) Average daily trading volume of at least  $200,000 for each of the six months preceding the Emerging Markets Screening Point; (iv) Incorporation within one of 19 emerging market nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey); and (v) Trading of at least 250,000 shares per month for each of the six months preceding the "Emerging Market Screening Point" for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs)", Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Taiwan and South Africa.

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Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

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Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

■

Technology Sector Investing. The Fund currently invests a relatively large percentage of its assets in the technology sector. The technology sector can be significantly affected by, among other things, supply and demand for specific products and services, the pace of technological development and government regulation.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Emerging Markets SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was (1.63)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	34.32%	2Q/2009
Lowest Return	(21.23)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Emerging Markets SmallCap Dividend Fund	[1]	28.92%	5.06%	Oct 30, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund Return After Taxes on Distributions		27.67%	3.76%	Oct 30, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		18.68%	3.41%	Oct 30, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund MSCI Emerging Markets SmallCap Index (reflects no deduction for fees, expenses or taxes)		27.17%	1.67%
WisdomTree Emerging Markets SmallCap Dividend Fund WisdomTree Emerging Markets SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)		29.96%	6.28%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[1]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Annual Return 2008	rr_AnnualReturn2008	(47.08%)
Annual Return 2009	rr_AnnualReturn2009	85.97%
Annual Return 2010	rr_AnnualReturn2010	28.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.23%)
1 Year	rr_AverageAnnualReturnYear01	28.92%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007	[2]
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Emerging Markets SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the WisdomTree Emerging Markets SmallCap Dividend Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index measurement date. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution in June; (ii) Market capitalization of at least  $200 million at the Emerging Market Screening Point; (iii) Average daily trading volume of at least  $200,000 for each of the six months preceding the Emerging Markets Screening Point; (iv) Incorporation within one of 19 emerging market nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey); and (v) Trading of at least 250,000 shares per month for each of the six months preceding the "Emerging Market Screening Point" for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs)", Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

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Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers' disposable income levels and propensity to spend.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Taiwan and South Africa.

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Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

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Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

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Technology Sector Investing. The Fund currently invests a relatively large percentage of its assets in the technology sector. The technology sector can be significantly affected by, among other things, supply and demand for specific products and services, the pace of technological development and government regulation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Emerging Markets SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was (1.63)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	34.32%	2Q/2009
Lowest Return	(21.23)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Emerging Markets SmallCap Dividend Fund | MSCI Emerging Markets SmallCap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	Based on NAV

WisdomTree Middle East Dividend Fund
WisdomTree Middle East Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Middle East Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		WisdomTree Middle East Dividend Fund
Management Fees		0.68%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.49%
Total Annual Fund Operating Expenses		2.17%
Expense Reimbursements		1.29%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.88%
[1]	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.88% of the Fund's average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser, upon 90 days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Middle East Dividend Fund	90	555	1,046	2,402

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Middle East Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock. Eligible companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Eligibility requirements include: (i) Incorporation within Bahrain, Egypt, Kuwait, Jordan, Morocco, Oman, Qatar, or United Arab Emirates; (ii) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the reconstitution in June; (iii) Market capitalization of at least  $200 million at the Middle East Screening Point; (iv) Average daily volume of at least  $200,000 for each of the six months prior to the Middle East Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the "Middle East Screening Point." The Middle East Dividend Index is weighted by cash dividends paid. Individual country weights are capped at 33.0%. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed. The Index had a base value of 200 as of June 30, 2008.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Investment Risk (Middle East). The Fund invests primarily in Middle Eastern countries. Certain Middle Eastern markets are only in the earliest stages of development and may be considered "frontier markets." Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund's ability to protect its legal interests and its ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

■

Telecommunications Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunications industry. The telecommunications industry in the Middle East can be significantly affected by, among other things, commodity prices, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Middle East Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was (2.40)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.30%	2Q/2009
Lowest Return	(11.85)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Middle East Dividend Fund	[1]	23.26%	(11.37%)	Jul 16, 2008
WisdomTree Middle East Dividend Fund Return After Taxes on Distributions		21.83%	(12.34%)	Jul 16, 2008
WisdomTree Middle East Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		14.98%	(10.11%)	Jul 16, 2008
WisdomTree Middle East Dividend Fund MSCI Arabian Markets ex-Saudi Arabia Index (reflects no deduction for fees, expenses or taxes)		22.74%	(15.11%)
WisdomTree Middle East Dividend Fund WisdomTree Middle East Dividend Index (reflects no deduction for fees, expenses or taxes)		26.09%	(8.47%)
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Middle East Dividend Fund | WisdomTree Middle East Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.29%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[1]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	1,046
10 Years	rr_ExpenseExampleYear10	2,402
Annual Return 2009	rr_AnnualReturn2009	7.74%
Annual Return 2010	rr_AnnualReturn2010	23.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.85%)
1 Year	rr_AverageAnnualReturnYear01	23.26%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(11.37%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2008	[2]
WisdomTree Middle East Dividend Fund | WisdomTree Middle East Dividend Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(12.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2008
WisdomTree Middle East Dividend Fund | WisdomTree Middle East Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.98%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2008
WisdomTree Middle East Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Middle East Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Middle East Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock. Eligible companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Eligibility requirements include: (i) Incorporation within Bahrain, Egypt, Kuwait, Jordan, Morocco, Oman, Qatar, or United Arab Emirates; (ii) Payment of at least  $5 million in cash dividends on common shares in the annual cycle prior to the reconstitution in June; (iii) Market capitalization of at least  $200 million at the Middle East Screening Point; (iv) Average daily volume of at least  $200,000 for each of the six months prior to the Middle East Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the "Middle East Screening Point." The Middle East Dividend Index is weighted by cash dividends paid. Individual country weights are capped at 33.0%. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed. The Index had a base value of 200 as of June 30, 2008.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

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Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk (Middle East). The Fund invests primarily in Middle Eastern countries. Certain Middle Eastern markets are only in the earliest stages of development and may be considered "frontier markets." Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund's ability to protect its legal interests and its ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

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Telecommunications Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunications industry. The telecommunications industry in the Middle East can be significantly affected by, among other things, commodity prices, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree Middle East Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was (2.40)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.30%	2Q/2009
Lowest Return	(11.85)%	1Q/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Middle East Dividend Fund | MSCI Arabian Markets ex-Saudi Arabia Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(15.11%)
WisdomTree Middle East Dividend Fund | WisdomTree Middle East Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.47%)

[1]	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.88% of the Fund's average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser, upon 90 days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.
[2]	Based on NAV

WisdomTree India Earnings Fund
WisdomTree India Earnings Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree India Earnings Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		WisdomTree India Earnings Fund
Management Fees		0.68%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.15%
Total Annual Fund Operating Expenses	[2]	0.83%
[1]	Other expenses have been restated to reflect the level of expenses the Fund would have incurred absent an over accrual during the previous fiscal year. The Fund was reimbursed for all over accrued expenses.
[2]	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.88% of the Fund's average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) the Adviser, upon 90 days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree India Earnings Fund	90	281	488	1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree India Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the Index measurement date. Eligibility requirements include: (i) Incorporation within India; (ii) Listing on a major Indian stock exchange; (iii) Earnings of at least  $5 million during the fiscal year prior to the Index measurement date; (iv) Market capitalization of at least  $200 million on the Index measurement date; (v) Trading of at least 250,000 shares per month for each of the six months prior to the Index measurement date; and (vi) Price to Earnings ratio of at least 2 as of the Index measurement date.

The initial weight of a component in the Index at the annual reconstitution is based on reported net income in the most recent fiscal year prior to the annual reconstitution. The reported net income number is then multiplied by a second factor developed by Standard & Poor's called the "Investability Weighting Factor" ("IWF"). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the "Earnings Factor." Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk (India). Because the Fund invests a significant portion of its assets in the securities of companies of a single country, it will be impacted by events or conditions affecting that country. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India's exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund's performance and increase the volatility of the Fund.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree India Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 10.29%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	57.62%	2Q/2009
Lowest Return	(1.10)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree India Earnings Fund	[1]	19.44%	2.73%	Feb 22, 2008
WisdomTree India Earnings Fund Return After Taxes on Distributions		10.20%	2.51%	Feb 22, 2008
WisdomTree India Earnings Fund Return After Taxes on Distributions and Sale of Fund Shares		12.62%	2.18%	Feb 22, 2008
WisdomTree India Earnings Fund MSCI India Index (reflects no deduction for fees, expenses or taxes)		20.95%	1.92%
WisdomTree India Earnings Fund WisdomTree India Earnings Index (reflects no deduction for fees, expenses or taxes)		20.61%	4.40%
[1]	Based on NAV

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2009	rr_AnnualReturn2009	101.20%
Annual Return 2010	rr_AnnualReturn2010	19.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	57.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
1 Year	rr_AverageAnnualReturnYear01	19.44%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008	[3]
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
WisdomTree India Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree India Earnings Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect the level of expenses the Fund would have incurred absent an over accrual during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree India Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the Index measurement date. Eligibility requirements include: (i) Incorporation within India; (ii) Listing on a major Indian stock exchange; (iii) Earnings of at least  $5 million during the fiscal year prior to the Index measurement date; (iv) Market capitalization of at least  $200 million on the Index measurement date; (v) Trading of at least 250,000 shares per month for each of the six months prior to the Index measurement date; and (vi) Price to Earnings ratio of at least 2 as of the Index measurement date.

The initial weight of a component in the Index at the annual reconstitution is based on reported net income in the most recent fiscal year prior to the annual reconstitution. The reported net income number is then multiplied by a second factor developed by Standard & Poor's called the "Investability Weighting Factor" ("IWF"). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the "Earnings Factor." Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Cash Redemption Risk. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk (India). Because the Fund invests a significant portion of its assets in the securities of companies of a single country, it will be impacted by events or conditions affecting that country. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India's exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund's performance and increase the volatility of the Fund.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree India Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 10.29%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	57.62%	2Q/2009
Lowest Return	(1.10)%	1Q/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree India Earnings Fund | MSCI India Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
WisdomTree India Earnings Fund | WisdomTree India Earnings Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%

[1]	Other expenses have been restated to reflect the level of expenses the Fund would have incurred absent an over accrual during the previous fiscal year. The Fund was reimbursed for all over accrued expenses.
[2]	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.88% of the Fund's average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) the Adviser, upon 90 days' prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.
[3]	Based on NAV

WisdomTree Commodity Country Equity Fund
WisdomTree Commodity Country Equity Fund (Formerly, WisdomTree International Basic Materials Sector Fund)
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Commodity Country Equity Fund
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Commodity Country Equity Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Commodity Country Equity Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Commodity Country Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Commodity Country Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies from "commodity countries" selected from the WisdomTree Global Dividend Index. Commodity Countries are defined for these purposes as those whose economic success is commonly identified with the production and export of commodities (such as precious metails, oil, agricultural products or other raw materials). The WisdomTree Commodity Country Index is comprised of exposures to the following eight commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia, and South Africa. Each country has an allocation of approximately 12.5% within the Index. Companies are weighted within each country allocation based on annual cash dividends paid. A maximum of 20 companies can be included from each individual country. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Commodity Country Risk. The Fund invests a significant portion of its assets in investments designed to provide exposure to equity securities of selected commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country's economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia, Germany, Japan and the United Kingdom.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Basic Materials Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Basic Materials Sector Fund, and tracked the performance of the WisdomTree International Basic Materials Sector Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 4.92%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.37%	2Q/2009
Lowest Return	(33.31)%	3Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Commodity Country Equity Fund	[1]	16.96%	8.68%	Oct 13, 2006
WisdomTree Commodity Country Equity Fund Return After Taxes on Distributions		16.13%	7.67%	Oct 13, 2006
WisdomTree Commodity Country Equity Fund Return After Taxes on Distributions and Sale of Fund Shares		10.19%	6.80%	Oct 13, 2006
WisdomTree Commodity Country Equity Fund S&P Developed ex-U.S. BMI Materials Sector Index (reflects no deduction for fees, expenses or taxes)	[2]	25.29%	2.73%
WisdomTree Commodity Country Equity Fund WisdomTree International Basic Materials Sector Index (reflects no deduction for fees, expenses or taxes)	[3]	18.02%	9.56%
[1]	Based on NAV
[2]	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, "Since Inception" data for this index is as of April 1, 2008 rather than the inception date of the Fund.
[3]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Commodity Country Equity Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Commodity Country Equity Fund | WisdomTree Commodity Country Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	32.26%
Annual Return 2008	rr_AnnualReturn2008	(48.17%)
Annual Return 2009	rr_AnnualReturn2009	57.73%
Annual Return 2010	rr_AnnualReturn2010	16.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.31%)
1 Year	rr_AverageAnnualReturnYear01	16.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006	[1]
WisdomTree Commodity Country Equity Fund | WisdomTree Commodity Country Equity Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
WisdomTree Commodity Country Equity Fund | WisdomTree Commodity Country Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
WisdomTree Commodity Country Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Commodity Country Equity Fund (Formerly, WisdomTree International Basic Materials Sector Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Commodity Country Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Commodity Country Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies from "commodity countries" selected from the WisdomTree Global Dividend Index. Commodity Countries are defined for these purposes as those whose economic success is commonly identified with the production and export of commodities (such as precious metails, oil, agricultural products or other raw materials). The WisdomTree Commodity Country Index is comprised of exposures to the following eight commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia, and South Africa. Each country has an allocation of approximately 12.5% within the Index. Companies are weighted within each country allocation based on annual cash dividends paid. A maximum of 20 companies can be included from each individual country. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Commodity Country Risk. The Fund invests a significant portion of its assets in investments designed to provide exposure to equity securities of selected commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country's economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia, Germany, Japan and the United Kingdom.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Basic Materials Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Basic Materials Sector Fund, and tracked the performance of the WisdomTree International Basic Materials Sector Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 4.92%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.37%	2Q/2009
Lowest Return	(33.31)%	3Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Commodity Country Equity Fund | S&P Developed ex-U.S. BMI Materials Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.29%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[2]
WisdomTree Commodity Country Equity Fund | WisdomTree International Basic Materials Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.02%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%	[3]

[1]	Based on NAV
[2]	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, "Since Inception" data for this index is as of April 1, 2008 rather than the inception date of the Fund.
[3]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Commodity Country Equity Index.

WisdomTree Global Natural Resources Fund
WisdomTree Global Natural Resources Fund (Formerly, WisdomTree International Energy Sector Fund)
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Global Natural Resources Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Global Natural Resources Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Global Natural Resources Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global Natural Resources Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Natural Resources Index is a fundamentally weighted index that measures the performance of global dividend-paying companies in natural resource industries. Constituents are selected from the WisdomTree Global Dividend Index. The 100 largest companies operating in global natural resources industries within the WisdomTree Global Dividend Index are selected for inclusion. Specific sub-industries include: Integrated Oil & Gas, Oil & Gas Exploration and Production, Diversified Metals & Mining, Coal and Consumable Fuels, Fertilizers & Agricultural Chemicals, Iron Ore Miners, Precious Metals & Minerals, Agricultural Products, Oil & Gas Drilling and Oil & Gas Equipment and Services. A maximum of 20 companies from each sub-industry, ranked by market capitalization, are selected for inclusion. Companies are weighted within the Index by trailing 12-month dividend yield at the time of the Weighting Date. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance.

■

Global Natural Resources Investing. The Fund invests a significant portion of its assets in equity securities of companies in the Global Natural Resources sector. These risks include, but are not limited to, commodity price volatility, world economic growth, depletion of natural resources, technological progress, and government regulations. As the demand for, or prices of, natural resources increase, the value of the Fund's equity investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Energy Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Energy Sector Fund, and tracked the performance of the WisdomTree International Energy Sector Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 8.06%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.23%	3Q/2010
Lowest Return	(29.92)%	3Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Global Natural Resources Fund	[1]	7.91%	5.10%	Oct 13, 2006
WisdomTree Global Natural Resources Fund Return After Taxes on Distributions		6.81%	3.75%	Oct 13, 2006
WisdomTree Global Natural Resources Fund Return After Taxes on Distributions and Sale of Fund Shares		5.04%	3.51%	Oct 13, 2006
WisdomTree Global Natural Resources Fund S&P Developed ex-U.S. BMI Energy Sector Index (reflects no deduction for fees, expenses or taxes)	[2]	7.34%	0.69%
WisdomTree Global Natural Resources Fund WisdomTree International Energy Sector Index (reflects no deduction for fees, expenses or taxes)	[3]	6.68%	5.23%
[1]	Based on NAV
[2]	The inception date of the S&P Developed ex-U.S. BMI Energy Sector Index is 4/1/08. Accordingly, "Since Inception" data for this index is as of 4/1/08 rather than the inception date of the Fund.
[3]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Global Natural Resources Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Global Natural Resources Fund | WisdomTree Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	25.48%
Annual Return 2008	rr_AnnualReturn2008	(39.28%)
Annual Return 2009	rr_AnnualReturn2009	36.99%
Annual Return 2010	rr_AnnualReturn2010	7.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.92%)
1 Year	rr_AverageAnnualReturnYear01	7.91%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006	[1]
WisdomTree Global Natural Resources Fund | WisdomTree Global Natural Resources Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
WisdomTree Global Natural Resources Fund | WisdomTree Global Natural Resources Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
WisdomTree Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global Natural Resources Fund (Formerly, WisdomTree International Energy Sector Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global Natural Resources Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Natural Resources Index is a fundamentally weighted index that measures the performance of global dividend-paying companies in natural resource industries. Constituents are selected from the WisdomTree Global Dividend Index. The 100 largest companies operating in global natural resources industries within the WisdomTree Global Dividend Index are selected for inclusion. Specific sub-industries include: Integrated Oil & Gas, Oil & Gas Exploration and Production, Diversified Metals & Mining, Coal and Consumable Fuels, Fertilizers & Agricultural Chemicals, Iron Ore Miners, Precious Metals & Minerals, Agricultural Products, Oil & Gas Drilling and Oil & Gas Equipment and Services. A maximum of 20 companies from each sub-industry, ranked by market capitalization, are selected for inclusion. Companies are weighted within the Index by trailing 12-month dividend yield at the time of the Weighting Date. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance.

■

Global Natural Resources Investing. The Fund invests a significant portion of its assets in equity securities of companies in the Global Natural Resources sector. These risks include, but are not limited to, commodity price volatility, world economic growth, depletion of natural resources, technological progress, and government regulations. As the demand for, or prices of, natural resources increase, the value of the Fund's equity investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Energy Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Energy Sector Fund, and tracked the performance of the WisdomTree International Energy Sector Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 8.06%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.23%	3Q/2010
Lowest Return	(29.92)%	3Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Global Natural Resources Fund | S&P Developed ex-U.S. BMI Energy Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.34%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%	[2]
WisdomTree Global Natural Resources Fund | WisdomTree International Energy Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.68%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%	[3]

[1]	Based on NAV
[2]	The inception date of the S&P Developed ex-U.S. BMI Energy Sector Index is 4/1/08. Accordingly, "Since Inception" data for this index is as of 4/1/08 rather than the inception date of the Fund.
[3]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Global Natural Resources Index.

WisdomTree Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Utilities Fund (Formerly, WisdomTree International Utilities Sector Fund)
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Global ex-U.S. Utilities Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Global ex-U.S. Utilities Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Global ex-U.S. Utilities Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Utilities Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Utilities Index measures the performance of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the "Global Utilities" sector. Companies are selected from within the WisdomTree Global ex-U.S. Dividend Index.

Companies within the WisdomTree Global ex-U.S. Dividend Index are ranked by market capitalization. The 100 largest Utilities are included within the WisdomTree Global ex-U.S. Utilities Index. Weighting within the Index is based on dividend yield. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Italy and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Utilities Investing. The Fund invests substantially all of its assets in the utilities sector of the market and, as such, is particularly sensitive to risks to the Global Utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Utilities Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Utilities Sector Fund, and tracked the performance of the WisdomTree International Utilities Sector Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 6.73%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2Q/2009
Lowest Return	(21.69)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Global ex-U.S. Utilities Fund	[1]	(6.02%)	(1.05%)	Oct 13, 2006
WisdomTree Global ex-U.S. Utilities Fund Return After Taxes on Distributions		(7.57%)	(2.41%)	Oct 13, 2006
WisdomTree Global ex-U.S. Utilities Fund Return After Taxes on Distributions and Sale of Fund Shares		(3.99%)	(1.66%)	Oct 13, 2006
WisdomTree Global ex-U.S. Utilities Fund S&P Developed ex-U.S. BMI Utilities Sector Index (reflects no deduction for fees, expenses or taxes)	[2]	(3.33%)	(8.88%)
WisdomTree Global ex-U.S. Utilities Fund WisdomTree International Utilities Sector Index (reflects no deduction for fees, expenses or taxes)	[3]	(6.22%)	(0.77%)
[1]	Based on NAV
[2]	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, "Since Inception" data for this index is as of April 1, 2008 rather than the inception date of the Fund.
[3]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Global ex-U.S. Utilities Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Global ex-U.S. Utilities Fund | WisdomTree Global ex-U.S. Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2007	rr_AnnualReturn2007	24.21%
Annual Return 2008	rr_AnnualReturn2008	(30.78%)
Annual Return 2009	rr_AnnualReturn2009	3.82%
Annual Return 2010	rr_AnnualReturn2010	(6.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.69%)
1 Year	rr_AverageAnnualReturnYear01	(6.02%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006	[1]
WisdomTree Global ex-U.S. Utilities Fund | WisdomTree Global ex-U.S. Utilities Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
WisdomTree Global ex-U.S. Utilities Fund | WisdomTree Global ex-U.S. Utilities Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
WisdomTree Global ex-U.S. Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global ex-U.S. Utilities Fund (Formerly, WisdomTree International Utilities Sector Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Utilities Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Utilities Index measures the performance of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the "Global Utilities" sector. Companies are selected from within the WisdomTree Global ex-U.S. Dividend Index.

Companies within the WisdomTree Global ex-U.S. Dividend Index are ranked by market capitalization. The 100 largest Utilities are included within the WisdomTree Global ex-U.S. Utilities Index. Weighting within the Index is based on dividend yield. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Italy and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

■

Utilities Investing. The Fund invests substantially all of its assets in the utilities sector of the market and, as such, is particularly sensitive to risks to the Global Utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Utilities Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Utilities Sector Fund, and tracked the performance of the WisdomTree International Utilities Sector Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 6.73%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2Q/2009
Lowest Return	(21.69)%	1Q/2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Global ex-U.S. Utilities Fund | S&P Developed ex-U.S. BMI Utilities Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.33%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.88%)	[2]
WisdomTree Global ex-U.S. Utilities Fund | WisdomTree International Utilities Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.22%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.77%)	[3]

[1]	Based on NAV
[2]	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, "Since Inception" data for this index is as of April 1, 2008 rather than the inception date of the Fund.
[3]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Global ex-U.S. Utilities Index.

WisdomTree Global ex-U.S. Real Estate Fund
WisdomTree Global ex-U.S. Real Estate Fund (Formerly, WisdomTree International Real Estate Fund)
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree Global ex-U.S. Real Estate Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree Global ex-U.S. Real Estate Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Global ex-U.S. Real Estate Fund	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Real Estate Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Real Estate Index measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the "Global Real Estate" sector. Companies are selected from the WisdomTree Global ex-U.S. Dividend Index. Requirements for eligibility within the WisdomTree Global ex-U.S. Dividend Index include: (i) Incorporation within Europe, Japan, Australia, New Zealand, Hong Kong, Singapore or Canada; (ii) Payment of at least  $5 million in cash dividends paid on common shares in the annual cycle prior to the International Screening Point; (iii) Market Capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares for each of the six months preceding the International Screening Point.

Constituents will be among the following types of companies: real estate operating companies, real estate developing companies, or diversified REITs. The WisdomTree Global ex-U.S. Real Estate Index also includes companies that may be classified as Passive Foreign Investment Companies. Market capitalization must be greater than  $1 billion and weighting is based on regular cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Hong Kong, and Australia.

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Investments in Real Estate and REITs. The Fund invests substantially all of its assets in the real estate sector of the market and as such is particularly sensitive to risks to the international real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

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Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

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Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Real Estate Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Real Estate Fund, and tracked the performance of the WisdomTree International Real Estate Index.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 3.92%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	36.89%	2Q/2009
Lowest Return	(27.99)%	4Q/2008

This table compares the Fund's Shares' average annual total returns to those of the Dow Jones Wilshire ex-U.S. Real Estate Securities Index and the WisdomTree Global ex-U.S. Real Estate Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree Global ex-U.S. Real Estate Fund	[1]	16.66%	(8.73%)	Jun 5, 2007
WisdomTree Global ex-U.S. Real Estate Fund Return After Taxes on Distributions		12.86%	(11.08%)	Jun 5, 2007
WisdomTree Global ex-U.S. Real Estate Fund Return After Taxes on Distributions and Sale of Fund Shares		10.64%	(8.63%)	Jun 5, 2007
WisdomTree Global ex-U.S. Real Estate Fund Dow Jones Global ex-US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)		21.48%	(9.87%)
WisdomTree Global ex-U.S. Real Estate Fund WisdomTree International Real Estate Index (reflects no deduction for fees, expenses or taxes)	[2]	16.80%	(8.58%)
[1]	Based on NAV
[2]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Global ex-U.S. Real Estate Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
WisdomTree Global ex-U.S. Real Estate Fund | WisdomTree Global ex-U.S. Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2008	rr_AnnualReturn2008	(56.59%)
Annual Return 2009	rr_AnnualReturn2009	46.85%
Annual Return 2010	rr_AnnualReturn2010	16.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.99%)
1 Year	rr_AverageAnnualReturnYear01	16.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.73%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2007	[1]
WisdomTree Global ex-U.S. Real Estate Fund | WisdomTree Global ex-U.S. Real Estate Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2007
WisdomTree Global ex-U.S. Real Estate Fund | WisdomTree Global ex-U.S. Real Estate Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2007
WisdomTree Global ex-U.S. Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global ex-U.S. Real Estate Fund (Formerly, WisdomTree International Real Estate Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest  $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Real Estate Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Real Estate Index measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the "Global Real Estate" sector. Companies are selected from the WisdomTree Global ex-U.S. Dividend Index. Requirements for eligibility within the WisdomTree Global ex-U.S. Dividend Index include: (i) Incorporation within Europe, Japan, Australia, New Zealand, Hong Kong, Singapore or Canada; (ii) Payment of at least  $5 million in cash dividends paid on common shares in the annual cycle prior to the International Screening Point; (iii) Market Capitalization of at least  $100 million on the International Screening Point; (iv) Average daily dollar volume of at least  $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares for each of the six months preceding the International Screening Point.

Constituents will be among the following types of companies: real estate operating companies, real estate developing companies, or diversified REITs. The WisdomTree Global ex-U.S. Real Estate Index also includes companies that may be classified as Passive Foreign Investment Companies. Market capitalization must be greater than  $1 billion and weighting is based on regular cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent the Fund's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's prospectus titled "Additional Investment Objective, Strategy and Risk Information."

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Hong Kong, and Australia.

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Investments in Real Estate and REITs. The Fund invests substantially all of its assets in the real estate sector of the market and as such is particularly sensitive to risks to the international real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

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Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund's performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

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Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree International Real Estate Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund's name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Real Estate Fund, and tracked the performance of the WisdomTree International Real Estate Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011 was 3.92%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	36.89%	2Q/2009
Lowest Return	(27.99)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Shares' average annual total returns to those of the Dow Jones Wilshire ex-U.S. Real Estate Securities Index and the WisdomTree Global ex-U.S. Real Estate Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Global ex-U.S. Real Estate Fund | Dow Jones Global ex-US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.87%)
WisdomTree Global ex-U.S. Real Estate Fund | WisdomTree International Real Estate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.58%)	[2]

[1]	Based on NAV
[2]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Global ex-U.S. Real Estate Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2011